Financial instruments - Disclosure of financial instruments by category, liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Borrowings	€ 179,167	€ 187,373
Trade payables and accruals	24,540	35,522
Tax and employee-related liabilities	12,642	13,107
Lease liabilities	28,082	28,941	€ 31,969
Refund liabilities	17,498	26,141	€ 39,941
Other liabilities	7	79
TOTAL LIABILITIES	€ 261,936	€ 291,163